Balances and Transactions with Related Parties (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Research and development expenses		$ 5,823	$ 7,876	$ 6,156
General and administrative expenses		4,722	5,303	3,421
Sales and marketing expenses		11,283	13,269	8,345
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	[1]	236	113	207
General and administrative expenses	[1]	619	943	776
Sales and marketing expenses	[1]	150
Interested and related parties	[1]	1,005	1,056	983
Related parties [member]
IfrsStatementLineItems [Line Items]
Research and development expenses			81	81	[1]
General and administrative expenses		201	238	140	[1]
Sales and marketing expenses
Interested and related parties		$ 201	$ 319	$ 221	[1]

[1]	Some of the key management personnel are interested parties by virtue of holdings.